Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current liabilities of consolidated VIEs without recourse to the Company	$ 93,767	581,781	381,897
Non-current liabilities of consolidated VIEs without recourse to the Company	$ 2,929	18,179	12,231
Treasury stock, shares	2,039,656	2,039,656	0